Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
13	TRADE AND OTHER PAYABLES

	December 31, 2023	December 31, 2024
	RM	RM	US$
Trade payables	2,326,371	11,237,702	2,513,802
Accruals	6,901,199	7,389,605	1,653,008
Sundry payables	2,592,465	1,110,105	248,323
Advance from a director - subsidiaries	7,563,894	-	-
	19,383,929	19,737,412	4,415,133

Trade payables as of December 31, 2024 mainly consist of amount owing to Treasure Global Inc. (“TGL”) as part of the partnership agreement signed on August 1, 2024 between the Company and TGL, in which TGL shall periodically provide funds and its customer database access to the Company to support its credit service activities in exchange of long term profit sharing.

Accruals consist mainly of staff salaries and consultant fees for which services have been performed but not been billed.

Sundry payables consist mainly of audit fees, secretarial fees, renovation expenses and other professional fees.

Advances from a director - subsidiaries is unsecured, interest-free and repayable on demand in cash.

The currency profiles of the Company’s trade and other payables at the end of the reporting date are as follows:

	December 31, 2023	December 31, 2024
	RM	RM
United States dollar	1,416,836	869,929